Operating Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financial Information of Operating Segment [Abstract]
Net interest income	$ 42,763,000,000	$ 44,757,000,000	$ 46,324,000,000
Provision for credit losses	7,899,000,000	15,753,000,000	21,668,000,000	15,979,000,000	4,939,000,000
Noninterest income	38,185,000,000	40,453,000,000	42,362,000,000
Total noninterest expense	49,393,000,000	50,456,000,000	49,020,000,000
Income (loss) before income tax expense (benefit)	23,656,000,000	19,001,000,000	17,998,000,000
Income tax expense (benefit)	7,445,000,000	6,338,000,000	5,331,000,000
Net income (loss) before noncontrolling interests	16,211,000,000	12,663,000,000	12,667,000,000
Less: Net income from noncontrolling interests	342,000,000	301,000,000	392,000,000
Net income (loss)	15,869,000,000	12,362,000,000	12,275,000,000
Average loans	757,100,000,000	770,600,000,000
Average assets	1,270,300,000,000	1,226,900,000,000
Average core deposits	826,700,000,000	772,000,000,000
Operating Segment (Textual) [Abstract]
Annual sales of wholesale banking businesses	in excess of $20 million
Annual sales of small business community banking customers	up to $20 million
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,580,000,000	31,885,000,000	34,795,000,000
Provision for credit losses	8,001,000,000	13,807,000,000	17,866,000,000
Noninterest income	21,124,000,000	22,604,000,000	25,651,000,000
Total noninterest expense	29,234,000,000	30,071,000,000	29,928,000,000
Income (loss) before income tax expense (benefit)	13,469,000,000	10,611,000,000	12,652,000,000
Income tax expense (benefit)	4,072,000,000	3,347,000,000	3,443,000,000
Net income (loss) before noncontrolling interests	9,397,000,000	7,264,000,000	9,209,000,000
Less: Net income from noncontrolling interests	317,000,000	274,000,000	331,000,000
Net income (loss)	9,080,000,000	6,990,000,000	8,878,000,000
Average loans	498,100,000,000	530,100,000,000
Average assets	755,700,000,000	772,400,000,000
Average core deposits	556,200,000,000	536,400,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	11,714,000,000	11,474,000,000	10,222,000,000
Provision for credit losses	(109,000,000)	1,920,000,000	3,648,000,000
Noninterest income	9,952,000,000	10,951,000,000	10,411,000,000
Total noninterest expense	11,194,000,000	11,269,000,000	10,799,000,000
Income (loss) before income tax expense (benefit)	10,581,000,000	9,236,000,000	6,186,000,000
Income tax expense (benefit)	3,525,000,000	3,315,000,000	2,217,000,000
Net income (loss) before noncontrolling interests	7,056,000,000	5,921,000,000	3,969,000,000
Less: Net income from noncontrolling interests	19,000,000	20,000,000	35,000,000
Net income (loss)	7,037,000,000	5,901,000,000	3,934,000,000
Average loans	249,100,000,000	230,500,000,000
Average assets	428,100,000,000	373,800,000,000
Average core deposits	202,100,000,000	170,000,000,000
Wealth Brokerage and Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	2,855,000,000	2,707,000,000	2,407,000,000
Provision for credit losses	170,000,000	334,000,000	460,000,000
Noninterest income	9,333,000,000	9,023,000,000	8,358,000,000
Total noninterest expense	9,935,000,000	9,768,000,000	9,426,000,000
Income (loss) before income tax expense (benefit)	2,083,000,000	1,628,000,000	879,000,000
Income tax expense (benefit)	789,000,000	616,000,000	324,000,000
Net income (loss) before noncontrolling interests	1,294,000,000	1,012,000,000	555,000,000
Less: Net income from noncontrolling interests	6,000,000	7,000,000	26,000,000
Net income (loss)	1,288,000,000	1,005,000,000	529,000,000
Average loans	43,000,000,000	43,000,000,000
Average assets	152,200,000,000	139,300,000,000
Average core deposits	130,400,000,000	121,200,000,000
Other Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,386,000,000)	(1,309,000,000)	(1,100,000,000)
Provision for credit losses	(163,000,000)	(308,000,000)	(306,000,000)
Noninterest income	(2,224,000,000)	(2,125,000,000)	(2,058,000,000)
Total noninterest expense	(970,000,000)	(652,000,000)	(1,133,000,000)
Income (loss) before income tax expense (benefit)	(2,477,000,000)	(2,474,000,000)	(1,719,000,000)
Income tax expense (benefit)	(941,000,000)	(940,000,000)	(653,000,000)
Net income (loss) before noncontrolling interests	(1,536,000,000)	(1,534,000,000)	(1,066,000,000)
Less: Net income from noncontrolling interests	0	0	0
Net income (loss)	(1,536,000,000)	(1,534,000,000)	(1,066,000,000)
Average loans	(33,100,000,000)	(33,000,000,000)
Average assets	(65,700,000,000)	(58,600,000,000)
Average core deposits	$ (62,000,000,000)	$ (55,600,000,000)